Income taxes (Details 2) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Deferred tax assets CNY	Dec. 31, 2012 Deferred tax assets CNY	Dec. 31, 2011 Deferred tax assets CNY
Movement in valuation allowance
Balance at beginning of the year				576,541	202,235	76,174
Business combination				63,873
Allowance made during the year				158,904	374,306	126,061
Reversals				(115,977)
Balance at end of the year				683,341	576,541	202,235
PRC enterprise income tax (as a percent)	(25.00%)	(25.00%)	(25.00%)
Effect of permanent differences:
Share based compensation and other permanent difference (as a percent)	4.03%	5.62%	3.68%
Effect of tax holiday (as a percent)			(1.22%)
Effect of tax differential of certain subsidiaries (as a percent)	8.17%	(2.10%)	(4.87%)
Effect of tax rate change (as a percent)	(0.32%)	(2.69%)	15.29%
Additional tax for previously approved tax holiday (as a percent)		5.29%
Withholding tax for dividend distribution (as a percent)		1.35%
Valuation allowance (as a percent)	9.72%	23.97%	23.54%
Total (as a percent)	(3.40%)	6.44%	11.42%
Aggregate amount and per share effect of tax holidays
The aggregate dollar effect			$ 6,290
Per share effect-basic (in dollars per share)			$ 0.04
Per share effect-diluted (in dollars per share)			$ 0.04